RELATED PARTIES - Balances recognized in assets and liabilities and amounts transacted during the period (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Parties
Assets	R$ 87,493,000	R$ 50,321,000
Liabilities	1,076,419,000	620,602,000
Operating result	206,706,000	166,029,000	R$ 213,563,000
Dividends payable	2,200,917,000	1,316,528,000
Controlling Shareholders
Related Parties
Dividends payable	1,074,962,000
Non-Controlling Shareholders
Related Parties
Dividends payable	1,125,955
Total Interest On Own Capital Payable
Related Parties
Dividends payable	2,200,917
Trade accounts receivable
Related Parties
Assets	83,545,000	45,650,000
Other assets
Related Parties
Assets	3,948,000	4,671,000
Trade accounts payable
Related Parties
Liabilities	1,457,000	1,023,000
Dividends payable
Related Parties
Liabilities	1,074,962,000	619,579,000
Transactions with controlling shareholders
Related Parties
Assets	4,000	24,000
Liabilities	1,074,983,000	619,579,000
Operating result	66,000	9,000	91,000
Controller
Related Parties
Liabilities	336,205,000	193,883,000
Key management personnel of entity or parent
Related Parties
Assets
Liabilities	55,627,000	31,748,000
Operating result
Alden Fundo de Investimento em Acoes
Related Parties
Liabilities	52,764,000	30,428,000
Transactions with companies of the Suzano Group and other related parties
Related Parties
Assets	87,489,000	50,297,000
Liabilities	1,436,000	1,023,000
Operating result	206,640,000	166,020,000	213,472,000
Management
Related Parties
Assets	61,000	61,000
Operating result	538,000	(906,000)	(47,000)
Bexma Participacoes Ltda.
Related Parties
Assets
Operating result	7,000	9,000	38,000
Bizma Investimentos Ltda.
Related Parties
Operating result		7,000	10,000
Civelec Participações Ltda
Related Parties
Assets	3,860,000	4,575,000
Operating result		4,825,000
Fundacao Arymax
Related Parties
Assets
Operating result	5,000	3,000	4,000
Ibema Companhia Brasileira de Papel
Related Parties
Assets	83,343,000	45,659,000
Liabilities	1,413,000	1,023,000
Operating result	211,482,000	168,621,000	218,226,000
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel
Related Parties
Assets	21,000	2,000
Liabilities
Operating result	(5,173,000)	(5,549,000)	(4,603,000)
IPFL Holding S.A
Related Parties
Assets	1,000
Operating result	10,000	5,000	38,000
Mabex Representacoes e Participacoes Ltda.
Related Parties
Liabilities	23,000
Operating result	(915,000)	(817,000)
Nemonorte Imoveis e Participacoes Ltda.
Related Parties
Operating result	(177,000)	(178,000)	(194,000)
Suzano Holding
Related Parties
Assets	4,000	24,000
Liabilities	630,387,000	363,520,000
Operating result	R$ 66,000	R$ 9,000	R$ 91,000